Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Supplemental information to the Consolidated Statement of Cash Flows	Supplemental information to the Consolidated Statement of Cash Flows
In 2025, the Company paid income taxes, net of refunds, totaling $991 million, comprising $305 million in U.S. federal taxes, $120 million in U.S. state and local taxes and $566 million in foreign taxes. Of the foreign taxes paid in 2025, $237 million was paid in the UK, $71 million was paid in Luxembourg and $57 million was paid in Belgium.

In 2024, the Company paid income taxes, net of refunds, of $1.2 billion, consisting of $468 million in U.S. federal taxes, $221 million in U.S. state and local taxes (including $62 million in New York State) and $526 million in foreign taxes. Of the foreign taxes paid in 2024, $306 million was paid in the UK.

In 2023, the Company paid income taxes, net of refunds, of $865 million, comprising $240 million in U.S. federal taxes, $131 million in U.S. state and local taxes (including $43 million in New York City) and $494 million in foreign taxes. Of the foreign taxes paid in 2023, $286 million was paid in the UK.
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2025	2024	2023
Transfers from loans to other assets for other real estate owned	$1	$2	$2
Change in assets of consolidated investment management funds	27	365	317
Change in liabilities of consolidated investment management funds	4	4	—
Change in nonredeemable noncontrolling interests of consolidated investment management funds	49	309	43
Securities purchased not settled	219	170	174
Securities matured not settled	—	—	1,840
Available-for-sale securities transferred to held-to-maturity	1,497	3,691	—
Premises and equipment/operating lease obligations	239	203	251
Excise tax on share repurchases	24	26	28
Amortization of preferred stock discount	10	—	—